Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Operating activities
Net income (loss)	$ 58.1	$ 68.9	$ 94.6
Items not affecting cash:
Depreciation and amortization	126.0	109.1	95.8
Income tax expense	17.6	24.6	23.1
Interest expense	44.4	34.0	38.1
Foreign exchange loss	0.8	0.3	9.0
Acceleration of unamortized costs on debt extinguishment	0.0	0.0	9.5
Impairment losses	1.2	1.0	7.7
Loss (gain) on disposal of assets	0.1	(0.1)	0.1
Share-based payment	10.2	15.0	14.0
Remeasurement of put option	1.6	10.9	0.0
Remeasurement of contingent consideration	2.8	(2.9)	0.0
Total items not affecting cash	262.8	260.8	291.9
Changes in non-cash operating items	10.5	(75.4)	(82.8)
Income taxes paid	(66.3)	(37.0)	(25.2)
Interest paid	(42.4)	(32.1)	(32.3)
Net cash from operating activities	164.6	116.3	151.6
Investing activities
Purchase of property, plant and equipment	(54.9)	(45.2)	(34.5)
Investment in intangible assets	(1.0)	(2.2)	(1.5)
Initial direct costs of right-of-use assets	(0.6)	(0.7)	(1.2)
Net cash (outflow) inflow from business combination	(15.9)	2.8	0.0
Net cash used in investing activities	(72.4)	(45.3)	(37.2)
Financing activities
Transaction costs on financing activities	(0.2)	0.0	(1.0)
Normal course issuer bid purchase of subordinate voting shares	(141.4)	(26.7)	(253.2)
Principal payments on lease liabilities	(69.2)	(62.2)	(46.9)
Settlement of term loan derivative contracts	0.0	8.6	0.0
Issuance of shares	0.1	0.0	7.1
Net cash used in financing activities	(232.8)	(80.7)	(298.2)
Effects of foreign currency exchange rate changes on cash	(1.0)	8.5	(6.4)
Decrease in cash	(141.6)	(1.2)	(190.2)
Cash, beginning of period	286.5	287.7	477.9
Cash, end of period	144.9	286.5	287.7
Mainland China Facilities
Financing activities
Revolving Facility (repayments) borrowings	(9.8)	9.8	0.0
Japan Facility
Financing activities
Japan Facility repayments and Term loan repayments	(8.3)	(5.7)	0.0
Term Loan
Financing activities
Japan Facility repayments and Term loan repayments	(4.0)	(4.0)	(4.7)
The Revolving Facility
Financing activities
Revolving Facility (repayments) borrowings	$ 0.0	$ (0.5)	$ 0.5